Business acquisitions and dispositions	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Business acquisitions and dispositions

Note 3 Business acquisitions and dispositions
2017
Acquisition of MTS
On March 17, 2017, BCE acquired all of the issued and outstanding common shares of MTS for a total consideration of $2,933 million, of which $1,339 million was paid in cash and the remaining $1,594 million through the issuance of approximately 27.6 million BCE common shares. BCE funded the cash component of the transaction through debt financing.
Bell MTS is an information and communications technology provider offering wireless, Internet, TV, phone services, security systems and information solutions including unified cloud and managed services to residential and business customers in Manitoba.
The acquisition of MTS allows us to reach more Canadians through the expansion of our wireless and wireline broadband networks while supporting our goal of being recognized by customers as Canada’s leading communications company.
The results from the acquired MTS operations are included in our Bell Wireline and Bell Wireless segments from the date of acquisition.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	1,339
Issuance of 27.6 million BCE common shares (1)	1,594
Total cost to be allocated	2,933
Trade and other receivables	91
Other non-cash working capital	(164)
Assets held for sale (2)	302
Property, plant and equipment	978
Finite-life intangible assets (3)	979
Indefinite-life intangible assets (4)	280
Deferred tax assets	32
Other non-current assets	129
Debt due within one year	(251)
Long-term debt	(721)
Other non-current liabilities	(49)
1,606
Cash and cash equivalents	(16)
Fair value of net assets acquired	1,590
Goodwill (5)	1,343

(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists of finite-life and indefinite-life intangible assets recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Indefinite-life intangible assets of $228 million and $52 million were allocated to our Bell Wireless and Bell Wireline groups of cash generating units (CGUs), respectively.
(5) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. Goodwill arising from the transaction of $677 million and $666 million was allocated to our Bell Wireless and Bell Wireline groups of CGUs, respectively.

As a result of the acquisition of MTS, we acquired non-capital tax loss carryforwards of approximately $1.5 billion and recognized a deferred tax asset of approximately $300 million which was realized in 2017.
Revenues of $728 million and net earnings of $87 million from the acquired MTS operations are included in the consolidated income statements from the date of acquisition. BCE’s consolidated operating revenues and net earnings for the year ended December 31, 2017 would have been $22,913 million and $2,978 million, respectively, had the acquisition of MTS occurred on January 1, 2017. These proforma amounts reflect the elimination of intercompany transactions, financing costs and the amortization of certain elements of the purchase price allocation and related tax adjustments.
During Q2 2017, BCE completed the previously announced divestiture of approximately one-quarter of postpaid wireless subscribers and 15 retail locations previously held by MTS, as well as certain Manitoba network assets, to TELUS Communications Inc. (TELUS) for total proceeds of $323 million.
Subsequent to the acquisition of MTS, on March 17, 2017, BCE transferred to Xplornet Communications Inc. (Xplornet) a total of 40 Megahertz (MHz) of 700 MHz, advanced wireless services-1 and 2500 MHz wireless spectrum which was previously held by MTS. BCE has also agreed to transfer to Xplornet wireless customers once Xplornet launches its mobile wireless service.
Acquisition of Cieslok Media Ltd. (Cieslok Media)
On January 3, 2017, BCE acquired all of the issued and outstanding common shares of Cieslok Media for a total cash consideration of $161 million.
Cieslok Media specializes in large-format outdoor advertising in key urban areas across Canada. This acquisition will contribute to growing and strengthening our digital presence in out-of-home advertising. Cieslok Media is included in our Bell Media segment in our consolidated financial statements.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	161
Total cost to be allocated	161
Trade and other receivables	11
Other non-cash working capital	(4)
Property, plant and equipment	13
Finite-life intangible assets	6
Indefinite-life intangible assets	76
Deferred tax liabilities	(20)
Other non-current liabilities	(1)
81
Cash and cash equivalents	1
Fair value of net assets acquired	82
Goodwill (1)	79
(1) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. The goodwill arising from the transaction was allocated to our Bell Media group of CGUs.
The transaction did not have a significant impact on our consolidated operating revenues and net earnings for the year ended December 31, 2017.

Acquisition of AlarmForce Industries Inc. (AlarmForce)
Subsequent to year end, on January 5, 2018, BCE acquired all of the issued and outstanding shares of AlarmForce for a total consideration of $182 million, of which $181 million was paid in cash and the remaining $1 million through the issuance of 22,531 BCE common shares.
Subsequent to the acquisition of AlarmForce, on January 5, 2018, BCE sold AlarmForce's approximate 39,000 customer accounts in British Columbia, Alberta and Saskatchewan to TELUS for total proceeds of approximately $67 million subject to customary closing adjustments.
AlarmForce provides security alarm monitoring, personal emergency response monitoring, video surveillance and related services to residential and commercial subscribers. The acquisition of AlarmForce supports our strategic expansion in the Connected Home marketplace.
AlarmForce will be included in our Bell Wireline segment in our consolidated financial statements.
The fair values of AlarmForce's assets and liabilities have not yet been determined.
Proposed acquisition of Séries+ and Historia specialty channels
On October 17, 2017, BCE entered into an agreement with Corus Entertainment Inc. (Corus) to acquire French-language specialty channels Séries+ and Historia. The transaction is valued at approximately $200 million. Subject to closing conditions, including approval by the CRTC and the Competition Bureau, the transaction is expected to close in mid-2018.
Séries+ is a fiction channel, offering locally produced dramas as well as foreign series. Historia broadcasts a suite of locally produced original content including documentaries, reality series and drama series.
The acquisition of Séries+ and Historia is expected to further enhance our competitiveness in the Québec media landscape.
2016
Acquisition of Q9 Networks Inc. (Q9)
On October 3, 2016, BCE acquired the remaining 64.6% of the issued and outstanding shares of Q9 that it did not already own for a total cash consideration of approximately $170 million.
Q9 is a Toronto-based data centre operator providing outsourced hosting and other data solutions to Canadian business and government customers. The acquisition supports BCE’s ability to compete against domestic and international providers in the growing outsourced data services sector. Q9 is included in our Bell Wireline segment in our financial statements.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	170
Fair value of previously held interest in Q9 and favourable purchase option	131
Note receivable from Q9	517
Total cost to be allocated	818
Trade and other receivables	19
Other non-cash working capital	(39)
Property, plant and equipment	311
Finite-life intangible assets	267
Long-term debt	(7)
Deferred tax liabilities	(69)
Other non-current liabilities	(16)
466
Cash and cash equivalents	12
Fair value of net assets acquired	478
Goodwill (1)	340
(1) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. The goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.

In 2016, prior to the acquisition of Q9, BCE provided a loan of $517 million to Q9 mainly for the repayment of certain of its debt.
A gain on investment of $12 million was recognized in Other (expense) income in the income statements in 2016 from remeasuring BCE's previously held equity interest in Q9 to its fair value.
Revenues of $29 million and net earnings of $2 million were included in the income statements in 2016 from the date of acquisition. BCE's consolidated operating revenues and net earnings for the year ended December 31, 2016 would have been $21,801 million and $3,038 million, respectively, had the Q9 acquisition occurred on January 1, 2016. These proforma amounts reflect the elimination of intercompany transactions and earnings related to our previously held interest, the amortization of certain elements of the purchase price allocation and related tax adjustments.

National expansion of HBO and The Movie Network (TMN)
In Q1 2016, BCE completed a transaction with Corus under which Corus waived its HBO content rights in Canada and ceased operations of its Movie Central and Encore Avenue pay TV services in Western and Northern Canada, thereby allowing Bell Media to become the sole operator of HBO Canada nationally across all platforms and to expand TMN into a national pay TV service. TMN was successfully launched nationally on March 1, 2016. BCE paid to Corus a total cash consideration of $218 million, of which $21 million was paid in 2015.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	218
Finite-life intangible assets	8
Non-current assets	1
Current liabilities	(3)
Non-current liabilities	(8)
Fair value of net assets acquired	(2)
Goodwill (1)	220
(1) Goodwill arises principally from the ability to leverage media content and expected future growth. The amount of goodwill deductible for tax purposes is $163 million at a 7% annual rate declining balance. The goodwill arising from the transaction was allocated to our Bell Media group of CGUs.
The transaction is part of our strategy to create, negotiate and deliver premium TV programming to Canadian consumers across more platforms on a national basis.
This transaction did not have a significant impact on our consolidated operating revenues and net earnings for the year ended December 31, 2016.